SUMMARY OF CONCENTRATION OF RISK (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable from a related party			¥ 371,458	¥ 626,290
Other receivables from a related party			45,267	37,236
Total net revenues		$ 347,232	2,428,226	2,118,982	¥ 1,638,736
Related Party [Member]
Concentration Risk [Line Items]
Total net revenues		$ 316,711	2,214,789	1,819,098	1,292,880
Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Total net revenues	[1]		2,174,895	1,752,246	1,292,880
Foshan Viomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Total net revenues	[2]		¥ 39,894	¥ 66,852
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		89.00%	89.00%	100.00%
Accounts receivable from a related party			¥ 304,078	¥ 591,221
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Foshan Viomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%	11.00%
Accounts receivable from a related party			¥ 36,095
Other Receivables [Member] | Credit Concentration Risk [Member] | Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		100.00%	100.00%	1.00%
Other receivables from a related party			¥ 200	¥ 100
Other Receivables [Member] | Credit Concentration Risk [Member] | Foshan Viomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				99.00%
Other receivables from a related party				¥ 11,134
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		90.00%	90.00%	83.00%	79.00%
Total net revenues			¥ 2,174,895	¥ 1,752,246	¥ 1,292,880
Company A [Member] | Accounts And Notes Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts and notes receivable			¥ 16,070	¥ 9,653
Concentration risk, percentage		51.00%	51.00%	40.00%
Company B [Member] | Accounts And Notes Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts and notes receivable			¥ 6,004
Concentration risk, percentage		19.00%	19.00%
Company C [Member] | Accounts And Notes Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts and notes receivable				¥ 4,440
Concentration risk, percentage				18.00%

[1]	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
[2]	The Group purchases certain raw materials from Foshan Viomi and its subsidiaries. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.